Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Numerator :
Net loss attributable to TokenCat Limited’s shareholders	¥ (675)	$ (93)	¥ (40,675)
Denominator:
Weighted average number of ordinary shares outstanding, basic	564,269,444	564,269,444	421,273,519
Weighted average number of ordinary shares outstanding, diluted	564,269,444	564,269,444	421,273,519
Basic net loss per share attributable to TokenCat Limited’s shareholders | (per share)			¥ (0.1)
Diluted net loss per share attributable to TokenCat Limited’s shareholders | (per share)			¥ (0.1)